Tax Status of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
Tax Status of the Plan

4. Tax Status of the Plan

The Internal Revenue Service issued an opinion letter dated September 21, 2020, indicating that the prototype plan document adopted by the Plan, as then designed, was in compliance with applicable requirements of the Internal Revenue Code (“IRC”). Although the Plan has been amended from the original prototype plan document, Plan management believes that the Plan was operated in accordance with the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken uncertain tax positions that more-likely-than-not would not be sustained upon examination by applicable taxing authorities. The Plan is subject to routine audits by taxing jurisdictions. However, currently no audits for any tax periods are in progress.